Submission	Oct. 18, 2024
Submission [Line Items]
Central Index Key	0000314489
Registrant Name	FIRST BUSEY CORP /NV/
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES